Balance Sheet Details - Schedule of Condensed Consolidated Balance Sheet Details (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets:
Prepaid insurance	$ 1,281	$ 2	$ 40
Prepaid trade shows	94	19	42
Other current assets	24	5	5
Total prepaid expenses and other current assets	1,399	26	87
Property and equipment, gross:
Laboratory equipment	343	314	305
Computer equipment	9	3
Computer equipment and software		3
Furniture and fixtures	34	34	34
Leasehold improvements	32	14	15
Total property and equipment, gross	418	365	354
Less accumulated depreciation	(208)	(150)	(74)
Total property and equipment, net	210	215	280
Accrued liabilities:
Accrued consulting services	40	23	25
Accrued legal services			3
Accrued interest		164	33
Deferred rent	85	85	54
Other accrued expenses	46	14	19
Total accrued liabilities	171	286	134
Accrued compensation:
Accrued paid time off	350	234	216
Accrued bonus and deferred compensation	471	246	292
Accrued severance	278
Total accrued compensation	$ 1,099	$ 480	$ 508